Discontinued operations (Tables)	12 Months Ended
Aug. 31, 2021
Discontinued Operations
Schedule of Loss on Disposal

Consideration transferred for the Motorsport Group was as follows:

Amount
$
Consideration received or receivable:
Accounts payable assumed	101,322
Deferred purchase consideration of LGR	333,503
Fair value of contingent consideration	1,321,281
Total disposal consideration	1,756,106
Carrying amount of net assets sold	(2,334,303)
Loss on disposal before income tax and reclassification of foreign currency translation reserve	(578,197)

Reclassification of foreign currency translation reserve	(100,734)
Loss on disposal of Motorsports	(678,931)

Disclosure of Net Asset

The net assets of the Motorsport Group as of the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Cash and cash equivalents	(24,348)
Restricted cash	-
Accounts and other receivables	126,590
Government remittances	25,095
Prepaid expenses and other	24,113
Property and equipment	47,416
Intangible assets	3,066,457
Total assets of disposal group	3,265,323

Carrying amount of liabilities directly associated with assets as at the date of sale:
Accounts payable	508,881
Accrued liabilities	422,139
Total liabilities of disposal group	931,020

Net assets of disposal group	2,334,303

Schedule of Discontinued Operations

The operating results of the Motorsports Group and PGL Nevada, (together, the “discontinued operations”) for the years ended August 31, 2021, and 2020 are presented as follows:

	For the year ended
	Aug 31, 2021	Aug 31, 2020
	$	$
Revenues
Advertising revenue	90,934	562,534

Operating expenses
Salaries and wages	212,546	815,304
Consulting	267,933	1,014,940
Professional fees	24,781	219,369
Sponsorships and tournaments	203,637	3,697,046
Advertising and promotion	1,740	30,808
Office and general	7,374	155,464
Technology expenses	86,590	163,534
Amortization and depreciation	201,335	341,668
Share-based payments	-	-
Interest expense	572	1,162
(Gain) loss on foreign exchange	29,535	(16,550)
Net loss from discontinued operations	(945,109)	(5,860,211)

Schedule of Cash Flow in Discontinued Operation

The net cash flows from discontinued operations for the years ended August 31, 2021, and 2020 are as follows:

	For the year months ended
	Aug 31, 2021	Aug 31, 2020
	$	$

Net cash provided by (used in) operating activities	(92,652)	85,693
Disposal of Motorsports	24,348	-
Change in cash	(68,304)	85,693
Cash, beginning of period	68,304	(17,389)
Cash, end of period	-	68,304